LEASE OBLIGATIONS (Schedule of Lease Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	$ 31,193	$ 41,655
Less: future finance charges	(9,847)	(12,250)
Present value of minimum lease payments	21,346	29,405
Less current portion	(9,416)	(10,523)
Non-current portion	11,930	18,882
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	11,343	12,292
Later than one year and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	14,044	13,380
Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating leases	$ 5,806	$ 15,983